PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Allowance for expected credit losses
Allowance at beginning of year	¥ 770		¥ 815	¥ 799
Deconsolidation of subsidiaries				(1)
Provisions for credit losses	79	$ 11	296	141
Write-offs	(353)		(341)	(124)
Allowance at end of year	¥ 496		¥ 770	¥ 815